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Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated February 28, 2022 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, each dated January 28, 2022

Important Notice to Investors

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:

Average Annual Returns - Virtus Duff & Phelps Real Asset Fund	Label	1 Year	5 Years	10 Years
Class I	Return Before Taxes	21.17%	6.35%	4.47%
Class A	Return Before Taxes	14.17%	4.89%	3.62%
Class C	Return Before Taxes	19.86%	5.26%	3.41%
After Taxes on Distributions | Class I	Return After Taxes on Distributions	20.93%	5.73%	4.00%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	12.70%	4.78%	3.44%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	18.54%	14.40%	11.85%

Investors should retain this supplement with the Prospectuses for future reference.